CONSOLIDATED BALANCE SHEETS		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
CURRENT ASSETS
Cash		$ 2,970,199		$ 1,510,484
Accounts receivable, net		46,575,776		31,099,891
Inventories		1,296,577		1,142,569
Prepayments, net		10,274,207		5,814,691
Deposits and other assets, net		295,754		120,485
Due from related parties		$ 2,862		$ 394,582
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related party	Related party	Related party	Related party
Total Current Assets		$ 61,415,375		$ 40,082,702
NON-CURRENT ASSETS
Property and equipment, net		7,141,064		6,138,694
Intangible assets, net		16,528		25,479
Deferred tax assets		714,461		814,372
Right-of-use assets		475,119		861,331
Deferred offering costs				875,258
Goodwill		57,772		59,375
Prepayments - non current		8,021,046		7,698,728
Deposits and other assets - non current		121,505		152,450
Total Non-Current Assets		16,547,495		16,625,687
Total Assets		77,962,870		56,708,389
CURRENT LIABILITIES
Short-term bank loans		16,166,000	¥ 118,000,000	8,166,400	¥ 58,000,000
Tax payables		2,873,453		770,953
Salaries and benefits payable		797,912		750,635
Contract liability		792,102		499,905
Short-term lease liabilities		264,316		503,891
Accounts payable		1,252,667		550,188
Amounts due to a related party		$ 3,703,700		$ 3,785,250
Other Liability, Current, Related Party [Extensible Enumeration]		Related party	Related party	Related party	Related party
Accrued listing expenses payable		$ 5,341,848		$ 2,172,651
Accrued expenses and other payables		2,518,175		864,687
Deferred tax liabilities		45,238		93,389
Long-term loan - current portion		867,772		817,485
Total Current Liabilities		34,623,183		18,975,434
NON-CURRENT LIABILITIES
Long-term lease liabilities		136,683		412,121
Long-term loan - non current		3,442,526		1,613,579
Total Non-Current Liabilities		3,579,209		2,025,700
Total Liabilities		38,202,392		21,001,134
Commitments and Contingencies (Note 20)
Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2024; none authorized, issued and outstanding as of December 31,2023		29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 35,728,625 and 35,728,625 shares issued,25,555,096 and 25,555,096 shares outstanding as of December 31, 2024 and 2023, respectively	[1]	2,556		2,556
Additional paid-in capital	[1]	11,441,712		18,850,677
Statutory reserve		4,591,151		4,508,366
Retained earnings		26,764,751		14,394,167
Accumulated other comprehensive loss		(3,141,061)		(2,005,122)
Total Baird Medical Investment Holdings Limited's Shareholders' Equity		39,659,138		35,750,644
Non-controlling interests		101,340		(43,389)
Total Liabilities and Equity		$ 77,962,870		$ 56,708,389

[1]	Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).